Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cost:
Beginning Balance	$ 241	$ 208	$ 208	$ 201
Purchases during the year	1	4	33	7		$ 10
Ending Balance			241	208		201
Accumulated depreciation:
Beginning Balance	194	180	180	161
Depreciation during the year			14	19
Ending Balance			194	180		161
Depreciated cost	40		47	28
Computers, office furniture and equipment [Member]
Cost:
Beginning Balance	190	180	180	173
Purchases during the year			10	7
Ending Balance			190	180		173
Accumulated depreciation:
Beginning Balance	170	161	161	146
Depreciation during the year			9	15
Ending Balance			170	161		146
Depreciated cost			20	19
Laboratory Equipment [Member]
Cost:
Beginning Balance	39	22	22	22
Purchases during the year			17
Ending Balance			39	22		22
Accumulated depreciation:
Beginning Balance	18	14	14	10
Depreciation during the year			4	4
Ending Balance			18	14		10
Depreciated cost			21	8
Leasehold improvements [Member]
Cost:
Beginning Balance	12	6	6	6
Purchases during the year			6
Ending Balance			12	6		6
Accumulated depreciation:
Beginning Balance	$ 6	$ 5	5	5
Depreciation during the year			1		[1]
Ending Balance			6	5		$ 5
Depreciated cost			$ 6	$ 1

[1]	Represents an amount less than USD 1.